Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash and cash equivalents	$ 5,943	$ 95,068		$ 124,535	$ 5,403